Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Net operating loss	$ 0	$ 0
Valuation allowance	$ 203,712	$ 224,381